Inventories - Disclosure of Inventories (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of inventories [Line Items]
Current inventories	S/ 164,798	S/ 143,764	S/ 130,521
Medicines [Member]
Disclosure Of inventories [Line Items]
Current inventories	120,812	100,398	101,970
Medical supplies [Member]
Disclosure Of inventories [Line Items]
Current inventories	35,689	38,550	21,563
Supplies and packaging [Member]
Disclosure Of inventories [Line Items]
Current inventories	S/ 8,297	S/ 4,816	S/ 6,988